UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2011

Check here if Amendment [x];           Amendment Number: 1
  This Amendment (Check only one):
      [   ] is a restatement.
      [ x ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Basswood Capital Management, L.L.C.
Address: 645 Madison Avenue
         10th Floor
         New York, New York 10022

Form 13F File Number: 028-10569

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:   Matthew Lindenbaum
Title:  Managing Member
Phone:  (212) 521-9500

Signature, Place, and Date of Signing:


/s/Matthew Lindenbaum   New York, New York   February 13, 2012
[Signature]             [City, State]          [Date]


Report Type (Check only one.):

[  X ]   13F HOLDINGS REPORT.

[    ]   13F NOTICE.

[    ]   13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:  None

                             FORM 13F SUMMARY PAGE

                                 REPORT SUMMARY


Number of Other Included Managers: 2*

Form 13F Information Table Entry Total:  3

Form 13F Information Table Value Total:  $5,077 (thousands)

List of Other Included Managers:

No.  1
Form 13F File Number 028-10570
Name:  Basswood Partners, L.L.C.

No.  2
Form 13F File Number 028-10565
Name:  Basswood Opportunity Partners, L.P.


* Messrs. Bennett Lindenbaum and Matthew Lindenbaum, as Principals of Basswood Partners, L.L.C. and Basswood Capital Management, L.L.C., have investment discretion over the investment portfolios reported herein.


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                           FORM 13F INFORMATION TABLE




Name of                  Title of      CUSIP     Value       SH/Prn SH/ Put/ Invt     Other   Voting   Authority
Issuer                   Class                   (x1,000)    Amount Prn Call Discrtn Managers   Sole  Shared   None

PALMETTO BANCSHARES      COM           697062107     $603    66,130 SH       DEFINED    1          0    66,130    0
PALMETTO BANCSHARES      COM           697062107   $2,305   252,566 SH       DEFINED   1,2         0   252,566    0
PALMETTO BANCSHARES      COM           697062107   $2,169   237,648 SH       DEFINED               0   237,648    0